Business Combinations - Amounts Determined at Acquisition (Details) € in Thousands, Ft in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2022 EUR (€)	Jun. 15, 2022 EUR (€)	Jun. 15, 2022 USD ($)	Apr. 25, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Mar. 31, 2021 EUR (€)	Mar. 31, 2021 USD ($)	Mar. 08, 2021 EUR (€)	Mar. 08, 2021 USD ($)	Feb. 28, 2021 EUR (€)	Feb. 28, 2021 USD ($)	Feb. 01, 2021 EUR (€)	Feb. 01, 2021 HUF (Ft)	Dec. 31, 2020 EUR (€)	Oct. 01, 2020 EUR (€)	Oct. 01, 2020 USD ($)	Sep. 02, 2020 EUR (€)	Sep. 02, 2020 USD ($)	Jul. 20, 2020 EUR (€)	Jul. 20, 2020 USD ($)	Apr. 14, 2020 EUR (€)
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities:
Other Intangible Assets		€ 82,080	$ 86,832	€ 1,172,582
Rights of use				25,256
Property, plant and equipment		2,589	2,739	545,667
Other non-current assets		75	79	13,969
Deferred tax assets				9,109
Inventories		16,836	17,811	259,316
Contract Assets				35,319
Trade and other receivables		7,522	7,958	88,249
Other current assets		1,529	1,618	25,644
Total Assets		113,618	120,197	2,269,773
Non-controlling interests				(356,386)
Non-current provisions				(120,298)
Non-current financial liabilities				(182,761)
Other non current liabilities		(22)	(23)	(9)
Current financial liabilities				(35,052)
Trade and other payables		(7,249)	(7,669)	(40,489)
Other current liabilities				(12,118)
Total liabilities and contingent liabilities		(30,252)	(32,004)	(1,112,544)
Total net assets acquired		83,366	88,193	1,157,229
Cash and cash equivalents		2,987	3,160	94,662
Current provisions				(18,239)
Deferred tax liabilites		(22,981)	(24,312)	(347,192)
Total Liabilities	€ (13,076,433)				€ (11,916,737)											€ (8,554,721)
Prometic Plasma Resources, Inc.
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities:
Other Intangible Assets					551		$ 791
Rights of use					238		341
Property, plant and equipment					36		51
Inventories					71		102
Trade and other receivables					4,603		6,602
Other current assets					9		13
Total Assets					5,540		7,946
Non-current financial liabilities					(32)		(46)
Current financial liabilities					(264)		(379)
Trade and other payables					(311)		(446)
Total liabilities and contingent liabilities					(607)		(871)
Total net assets acquired					4,933		7,075
Cash and cash equivalents					32		46
Goodwill					2,824		4,052
Consideration transferred for acquisition					€ 7,757	$ 8,805	$ 11,127
Haema Plasma Kft
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities:
Other Intangible Assets														€ 37	Ft 13,620
Rights of use														3,421	1,257,286
Property, plant and equipment														1,301	478,222
Other non-current assets														302	110,810
Deferred tax assets														13	4,742
Inventories														2,784	1,022,926
Trade and other receivables														357	131,821
Other current assets														252	92,769
Total Assets														11,810	4,340,552
Non-current financial liabilities														(2,517)	(925,074)
Current financial liabilities														(4,281)	(1,573,216)
Trade and other payables														(2,100)	(771,861)
Other current liabilities														(534)	(196,084)
Total liabilities and contingent liabilities														(9,601)	(3,528,181)
Total net assets acquired														2,209	812,371
Cash and cash equivalents														3,343	1,228,356
Goodwill														14,739	5,416,425
Current provisions														(169)	(61,946)
Consideration transferred for acquisition														€ 16,948	Ft 6,228,796
Biotest AG
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities:
Total net assets acquired				1,157,229
Goodwill				303,624
Consideration transferred for acquisition				€ 1,460,853
Plasmavita Healthcare
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities:
Other Intangible Assets																							€ 177
Rights of use																							7,856
Property, plant and equipment																							6,506
Inventories																							1,114
Trade and other receivables																							811
Other current assets																							333
Total Assets																							31,721
Non-controlling interests																							(10,687)
Other non current liabilities																							(7,575)
Total liabilities and contingent liabilities																							(10,347)
Total net assets acquired																							21,374
Cash and cash equivalents																							359
Investment in group companies																							9,548
Non-current financial assets																							5,017
Goodwill																							9,987
Deferred tax liabilites																							(1,364)
Current liabilities																							(1,408)
Consideration transferred for acquisition																							€ 10,000
Alkahest, Inc.
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities:
Other Intangible Assets																			€ 265,617	$ 314,198
Property, plant and equipment																			4,970	5,879
Other non-current assets																			178	210
Trade and other receivables																			2,552	3,019
Other current assets																			1,609	1,904
Total Assets																			282,489	334,156
Non-current financial liabilities																			(42,269)	(50,000)
Other non current liabilities																			(19,644)	(23,237)
Trade and other payables																			(1,863)	(2,204)
Other current liabilities																			(4,265)	(5,044)
Total liabilities and contingent liabilities																			(142,413)	(168,460)
Total net assets acquired																			140,076	165,696
Cash and cash equivalents																			7,563	8,946
Goodwill																			74,372	87,975
Deferred tax liabilites																			(74,372)	(87,975)
Consideration transferred for acquisition																			€ 123,425	$ 146,000
Green Cross
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities:
Other Intangible Assets																	€ 2,877	$ 3,390
Rights of use																	11,642	13,720
Property, plant and equipment																	158,148	186,377
Deferred tax assets																	33,081	38,986
Inventories																	2,999	3,534
Trade and other receivables																	3,484	4,106
Other current assets																	943	1,111
Total Assets																	219,349	258,501
Non-current financial liabilities																	(13,150)	(15,497)
Current financial liabilities																	(797)	(939)
Trade and other payables																	(11,175)	(13,168)
Total liabilities and contingent liabilities																	(25,122)	(29,604)
Total net assets acquired																	194,227	228,897
Cash and cash equivalents																	6,053	7,133
Non-current assets																	122	144
Goodwill																	€ 193,690	$ 228,263
Consideration transferred for acquisition																					€ 387,917	$ 457,160
BPL Plasma, Inc.
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities:
Property, plant and equipment												€ 14,406	$ 17,424
Inventories												557	674
Total Assets												15,048	18,201
Total liabilities and contingent liabilities												(9)	(11)
Total net assets acquired												15,039	18,190
Non-current financial assets												85	103
Goodwill												302,898	366,358
Current liabilities												(9)	(11)
Consideration transferred for acquisition												€ 317,937	$ 384,548
GigaGen Inc.
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities:
Other Intangible Assets										€ 24,027	$ 29,061
Property, plant and equipment										1,168	1,413
Trade and other receivables										56	68
Other current assets										2,368	2,864
Total Assets										40,159	48,574
Non-current financial liabilities										(17,792)	(21,520)
Total liabilities and contingent liabilities										(21,399)	(25,883)
Total net assets acquired										18,760	22,691
Cash and cash equivalents										12,389	14,985
Non-current financial assets										151	183
Goodwill										105,460	127,554
Current liabilities										(3,607)	(4,363)
Consideration transferred for acquisition										€ 73,428	$ 88,811
Kedplasma, LLC
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities:
Property, plant and equipment								€ 2,448	$ 2,961
Inventories								244	295
Total Assets								2,692	3,256
Total net assets acquired								2,692	3,256
Goodwill								42,946	51,944
Consideration transferred for acquisition								€ 45,638	$ 55,200
Access Biologicals Inc.
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities:
Total net assets acquired		(83,366)	(88,193)
Goodwill		180,834	191,305
Consideration transferred for acquisition		€ 182,960	$ 193,554